UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
           --------------------------------------------------
Address:   10250 Constellation Boulevard
           --------------------------------------------------
           Suite 2950
           --------------------------------------------------
           Los Angeles, California  90067
           --------------------------------------------------

Form 13F File Number:      028-11141
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Hynes
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     310-843-3060
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Tony Hynes             Los Angeles, California         11/14/06
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        71
                                               -------------

Form 13F Information Table Value Total:        $1,985,219
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE

                           FORM 13F INFORMATION TABLE



COLUMN 1                     COLUMN 2         COLUMN 3   COLUMN 4             COLUMN 5  COLUMN 6   COLUMN 7   COLUMN 8
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                                                          VALUE      SHRS OR  SH/PUT       INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)     PRN AMT  PRN CALL  DISCRETION MANAGERS    SOLE    SHARED  NONE
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3M Co                        COM              88579Y101      647        8,700 SH        Sole                     8,700    0     0
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Altria Group Inc             CALL             02209S903    1,038        5,000 SH  CALL  Sole                     5,000    0     0
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Altria Group Inc             COM              02209S103   11,450      149,573 SH        Sole                   149,573    0     0
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American Finl Rlty Tr        NOTE 4.375% 7/1  02607PAB3   25,730   27,500,000 SH        Sole                27,500,000    0     0
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Amkor Technology Inc         NOTE 2.500% 5/1  031652AX8   25,905   31,000,000 SH        Sole                31,000,000    0     0
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Apex Silver Mines Ltd        NOTE 2.875% 3/1  03760XAB7   20,547   24,000,000 SH        Sole                24,000,000    0     0
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Archstone Smith Oper Tr      NOTE 4.000% 7/1  039584AC1   41,494   40,000,000 SH        Sole                40,000,000    0     0
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Assurant Inc                 COM              04621X108   64,445    1,206,600 SH        Sole                 1,206,600    0     0
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BearingPoint Inc.            COM              074002106   29,313    3,729,378 SH        Sole                 3,729,378    0     0
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Boston PPTYS Ltd Partnership NOTE 3.750% 5/1  10112RAG9   17,254   16,000,000 SH        Sole                16,000,000    0     0
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Cheniere Energy Inc          CALL             16411R908      213        5,000 SH  CALL  Sole                     5,000    0     0
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Cheniere Energy Inc          COM NEW          16411R208   39,358    1,324,733 SH        Sole                 1,324,733    0     0
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Cheniere Energy Inc          NOTE 2.250% 8/0  16411RAE9    6,351    6,000,000 SH        Sole                 6,000,000    0     0
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Citadel Broadcasting Corp    NOTE 1.875% 2/1  17285TAB2   16,418   20,019,000 SH        Sole                20,019,000    0     0
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CKE Restaurants Inc          COM              12561E105   33,460    2,000,000 SH        Sole                 2,000,000    0     0
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CompuCredit Corp             COM              20478N100    2,527       83,658 SH        Sole                    83,658    0     0
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CVS Corp                     COM              126650100   56,210    1,750,000 SH        Sole                 1,750,000    0     0
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Downey Finl Corp             COM              261018105   26,729      401,700 SH        Sole                   401,700    0     0
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DST Sys Inc Del              COM              233326107  139,220    2,257,500 SH        Sole                 2,257,500    0     0
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E Trade Financial Corp       COM              269246104   66,976    2,800,000 SH        Sole                 2,800,000    0     0
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Encysive Pharmaceuticals Inc FRNT 2.500% 3/1  29256XAB3    5,143    7,000,000 SH        Sole                 7,000,000    0     0
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Federated Dept Stores Inc DE PUT              61410H951       47      145,000 SH  PUT   Sole                   145,000    0     0
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Fidelity natl Finl Inc       COM              316326107   45,815    1,100,000 SH        Sole                 1,100,000    0     0
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Fidelity Natl Title Group IN CLA              31620R105    2,096      100,000 SH        Sole                   100,000    0     0
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Filenet Corp                 COM              316869106   48,762    1,400,000 SH        Sole                 1,400,000    0     0
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First Amern Corp Calif       COM              318522307   22,588      533,500 SH        Sole                   533,500    0     0
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FirstFed Finl Corp           COM              337907109   33,998      599,400 SH        Sole                   599,400    0     0
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Ford Mtr Co Cap Tr II        PFD TR CV6.5%    345395206   33,422    1,000,000 SH        Sole                 1,000,000    0     0
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Freescale Semiconductor Inc  COM CLA          35687M107   76,100    2,000,000 SH        Sole                 2,000,000    0     0
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Gateway Inc                  NOTE 1.500% 12/3 367626AB4   13,088   15,500,000 SH        Sole                15,500,000    0     0
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General Mtrs Corp            DEB SR CV C 33   370442717   10,343      450,000 SH        Sole                   450,000    0     0
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Hutchinson Technology Inc    NOTE 2.250% 3/1  448407AE6   10,288   11,000,000 SH        Sole                11,000,000    0     0
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Incyte Corp                  NOTE 3.500%2/1   45337CAE2    8,291   11,000,000 SH        Sole                11,000,000    0     0
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International Coal Grp Inc N CALL             45928H906      197       75,001 SH  CALL  Sole                    75,001    0     0
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Jetblue Awys Corp            NOTE 3.500% 7/1  477143AB7   14,088   15,600,000 SH        Sole                15,600,000    0     0
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Juniper Networks Inc         NOTE 6/1         48203RAC8   12,972   12,500,000 SH        Sole                12,500,000    0     0
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Kansas City Southern         COM NEW          485170302   84,661    3,100,000 SH        Sole                 3,100,000    0     0
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Kulicke & Soffa Inds Inc     NOTE .500% 11/3  501242AL5    4,859    5,500,000 SH        Sole                 5,500,000    0     0
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Kulicke & Soffa Inds Inc     NOTE 1.000% 6/3  501242AP6    5,670    6,000,000 SH        Sole                 6,000,000    0     0
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LandAmerica Finl Group Inc   COM              514936103   23,612      358,900 SH        Sole                   358,900    0     0
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Lear Corp                    CALL             521865905    3,565       18,522 SH  CALL  Sole                    18,522    0     0
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Ligand Pharmaceuticals Inc   CLB              53220K207   19,829    1,975,000 SH        Sole                 1,975,000    0     0
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Loews Corp                   CAROLNA GP STK   540424207   27,252      492,000 SH        Sole                   492,000    0     0
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Maxtor Corp                  NOTE 6.800% 4/3  577729AC0    6,115    5,500,000 SH        Sole                 5,500,000    0     0
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Medtronic Inc                NOTE 1.500% 4/1  585055AL0   44,059   45,000,000 SH        Sole                45,000,000    0     0
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Mesa Air Group Inc           NOTE 2.115% 2/1  590479AD3    4,226    8,000,000 SH        Sole                 8,000,000    0     0
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NCR Corp NEW                 CALL             62886E908    5,650       10,000 SH  CALL  Sole                    10,000    0     0
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NCR Corp NEW                 COM              62886E108   63,168    1,600,000 SH        Sole                 1,600,000    0     0
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Novell Inc                   DBCV 0.500% 7/1  670006AC9   11,342   12,100,000 SH        Sole                12,100,000    0     0
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NRG Energy Inc               COM NEW          629377508   53,228    1,175,000 SH        Sole                 1,175,000    0     0
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Nuveen Invts Inc             CLA              67090F106   68,310    1,333,400 SH        Sole                 1,333,400    0     0
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Omnicare Inc                 COM              681904108   49,403    1,146,500 SH        Sole                 1,146,500    0     0
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Omnicare Inc                 DBCV 3.250% 12/1 681904AL2   22,269   25,000,000 SH        Sole                25,000,000    0     0
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Omnicare Inc                 PUT              681904958    2,069       10,000 SH  PUT   Sole                    10,000    0     0
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Peoples Bk Bridgeport Conn   COM              710198102   48,106    1,214,500 SH        Sole                 1,214,500    0     0
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Pharmaceutical Prod Res Inc  NOTE 2.875% 9/3  717125AC2   16,951   18,250,000 SH        Sole                18,250,000    0     0
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Reckson Oper Partnership LP  DEB 4.000% 6/1   75621LAJ3   35,015   31,000,000 SH        Sole                31,000,000    0     0
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Schwab Charles Corp New      COM              808513105   91,735    5,122,000 SH        Sole                 5,122,000    0     0
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Seagate Technology           SHS              G7945J104   84,906    3,677,159 SH        Sole                 3,677,159    0     0
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Sepracor Inc                 SDCV 5.000% 2/1  817315AW4   63,555   65,000,000 SH        Sole                65,000,000    0     0
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SLM Corp                     DBCV 7/2         78442PAC0    5,029    5,000,000 SH        Sole                 5,000,000    0     0
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Sonic Automotive Inc         NOTE 4.250% 11/3 83545GAK8   15,293   13,500,000 SH        Sole                13,500,000    0     0
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Sonic Corp                   COM              835451105   22,610    1,000,000 SH        Sole                 1,000,000    0     0
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Sun-Times Media Group Inc    COM              86688Q100    4,935      750,000 SH        Sole                   750,000    0     0
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Teva Pharmaceutical Fin Co B NOTE 1.750% 2/0  88165FAA0    9,511   10,000,000 SH        Sole                10,000,000    0     0
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Time Warner Telecom Inc      DBCV 2.375% 4/0  887319AC5   24,797   20,000,000 SH        Sole                20,000,000    0     0
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Trinity Inds Inc             NOTE 3.875% 6/0  896522AF6   17,310   18,000,000 SH        Sole                18,000,000    0     0
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Univision Communications Inc CLA              914906102   68,680    2,000,000 SH        Sole                 2,000,000    0     0
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Veeco Instrs Inc Del         NOTE 4.125% 12/2 922417AB6   10,185   10,500,000 SH        Sole                10,500,000    0     0
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Vitesse Semiconductor Corp   SDCV 1.500% 10/0 928497AD8    1,645    2,000,000 SH        Sole                 2,000,000    0     0
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Walgreen Co                  PUT              931422959    3,150       10,000 SH  PUT   Sole                    10,000    0     0
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                             71                        1,985,219